Stock Based Compensation Plans: (Details 2) (USD $)					6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012 Price Range $0.29 - $0.29	Jun. 30, 2012 Price Range $0.73 - $0.73	Jun. 30, 2012 Price Range $1.82 - $1.82	Jun. 30, 2012 Price Range $1.92 - $1.92	Jun. 30, 2012 Price Range $2.89 - $289	Jun. 30, 2012 Price Range $0.29 - $2.89
Outstanding Options Number	6,753,188	5,185,188	6,680,022	3,178,102	1,079,188	468,500	2,635,000	950,000	1,620,500	6,753,188
Outstanding Options Weighted Average Exercise Price	$ 1.77	$ 1.42	$ 2.00	$ 2.39	$ 0.29	$ 0.73	$ 1.82	$ 1.92	$ 2.89	$ 1.77
Outstanding Options Aggregate Intrinsic Value					$ 3,453,402	$ 1,293,060	$ 4,400,450	$ 1,491,500	$ 972,300	$ 11,610,712
Outstanding Options Weighted Average Remaining Contractual Term (Years)					1 year 5 months 4 days	1 year 8 months 19 days	3 years 6 months 4 days	8 years 1 month 8 days	4 years 7 months 2 days	4 years 1 month
Exercisable Options Number	3,334,788		3,597,772		1,079,188	468,500	1,297,500	0	489,600	3,334,788
Exercisable Options Weighted Average Exercise Price	$ 1.33		$ 2.12		$ 0.29	$ 0.73	$ 1.82	$ 0	$ 2.89	$ 1.33
Exercisable Options Aggregate Intrinsic Value					$ 3,453,402	$ 1,293,060	$ 2,166,825	$ 0	$ 293,760	$ 7,207,047
Exercisable Options Weighted Average Remaining Contractual Term (Years)					1 year 5 months 4 days	1 year 8 months 19 days	3 years 6 months 4 days		4 years 7 months 2 days	2 years 8 months 26 days